Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Cash And Cash Equivalents Abstract
Cash on hand	$ 5,828	$ 4,852		$ 40,606
Cash held in banks	14,508,921	8,989,488		20,273,429
Cash and cash equivalents	$ 14,514,749	$ 8,994,340	$ 13,597,758	$ 20,314,035	$ 12,321,160